Net Loss per Share (Details Narrative) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Loss per share, basic	$ 0.40	$ 2.06	$ 0.98	$ 2.14	$ 8.88	$ 10.77
Potentially dilutive securities					55,900,000
Loss per share, diluted	$ 0.40	$ 2.06	$ 0.98	$ 2.14
Options And R S Us [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities					45,700,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities					231,000
Convertible Debts [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities					10,000,000
Options And RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities						46,800,000